Stockholders’ Equity - Schedule of Stock Option Activities (Details) - Stock Options [Member] - USD ($)		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024
Schedule of Stock Option Activities [Line Items]
Number of Options, Balance	28,850	522,850	22,850
Weighted Average Exercise Price, Balance	$ 7.28	$ 0.84	$ 9.19
Weighted Average Remaining Contractual Term (Years), Balance	5 years 3 months 21 days	5 years 5 months 4 days	5 years 6 months 21 days
Aggregate Intrinsic Value, Balance	$ 8,610
Number of Options, Exercisable		46,183
Weighted Average Exercise Price, Exercisable		$ 4.91
Weighted Average Remaining Contractual Term (Years), Exercisable		7 years 1 month 20 days
Aggregate Intrinsic Value, Exercisable
Number of Options, Granted		500,000
Weighted Average Exercise Price, Granted		$ 0.46
Aggregate Intrinsic Value, Granted
Number of Options, Expired			(6,000)
Weighted Average Exercise Price, Expired			$ 0.005
Aggregate Intrinsic Value, Expired